Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 30,515	$ 31,233
Less: Accumulated depreciation and amortization	(18,830)	(18,506)
Property and equipment, net	$ 11,685	12,727
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Description of useful life	Shorter of the remaining lease term or estimated useful life
Property and equipment, Gross	$ 10,737	12,055
Machinery, equipment and computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	15,650	14,873
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 4,128	$ 4,305
Minimum [Member] | Machinery, equipment and computer software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	1 year
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years 6 months
Maximum [Member] | Machinery, equipment and computer software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	9 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years